Changes In Level 3 Asset Measured At Fair Value (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Financial Assets:
Fair value of plan assets at end of year	$ 579,523	$ 464,578
Private Equity Investment [Member]
Financial Assets:
Fair value of plan assets at end of year	937	836
Private Equity Investment [Member] | Fair Value, Inputs, Level 3
Financial Assets:
Fair value of plan assets at beginning of year	836	939
Defined Benefit Plan, Actual Return on Plan Assets Still Held	101	(48)
Defined Benefit Plan, Purchases, Sales, and Settlements	0	(55)
Fair value of plan assets at end of year	$ 937	$ 836